Financial assets and liabilities - Aircraft financing and Notes (Details)			12 Months Ended
	Oct. 13, 2021 USD ($) item	Jun. 20, 2019 USD ($) item	Dec. 31, 2022 aircraft	Dec. 31, 2021 aircraft	Dec. 31, 2024 USD ($)	Dec. 31, 2024 MXN ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2023 MXN ($)	Apr. 18, 2023 MXN ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2022 MXN ($)	Dec. 31, 2022 $ / $	Dec. 31, 2022 ₡ / $	Dec. 31, 2022 Q / $	Dec. 31, 2021 USD ($)	Dec. 31, 2021 MXN ($)	Dec. 31, 2021 $ / $	Dec. 31, 2021 ₡ / $	Dec. 31, 2021 Q / $	Oct. 13, 2021 MXN ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2020 $ / $	Dec. 31, 2020 ₡ / $	Dec. 31, 2020 Q / $	Dec. 31, 2019	Jun. 20, 2019 MXN ($)
Aircraft financing
Number of aircraft incorporated to fleet | aircraft			18	15
Exchange rate									18.0638	4,810.20		19.36	594.9700	7.8515	3,981.16		20.58	645.900	7.7285		3,428.26	19.9487	615.7800	7.8095
Maturity of notes			5 years
Basis points			0.25%
Financial liabilities										$ 273,035,000					$ 304,937,000						$ 268,421,000
Percentage of issuance of interest rates			10.00%
Financial ratio long term debt adjusted from dividend payable			6.50%
Maximum percentage of profit before taxes, that can be declared and paid as dividends or distributions			15.00%
Borrowings, adjustment to interest rate basis			0.25%
Aircraft leases
Aircraft financing
Financial liabilities										137,907,000
Revolving Line Of Credit With Santander And Bancomext, Maturing On June 8, 2027
Aircraft financing
Basis points			2.98%	2.98%
Financial liabilities										39,049,000
Borrowings, adjustment to interest rate basis			2.98%	2.98%
Short-term working capital facility with Banco Sabadell S.A.
Aircraft financing
Basis points			3.00%	3.00%
Financial liabilities										10,421,000
Borrowings, adjustment to interest rate basis			3.00%	3.00%
Second tranche Asset backed trust notes ("CEBUR"), in Mexican pesos
Aircraft financing
Basis points			2.00%	2.00%
Borrowings, adjustment to interest rate basis			2.00%	2.00%
Pre-Delivery Payments Financing With JSA International U.S. Holdings, LLC
Aircraft financing
Basis points			3.00%	3.00%
Financial liabilities										28,431,000
Borrowings, adjustment to interest rate basis			3.00%	3.00%
Pre-Delivery Payments Financing With GY Aviation Lease 1714 Co. Limited
Aircraft financing
Basis points			4.25%	4.25%
Financial liabilities										15,880,000
Borrowings, adjustment to interest rate basis			4.25%	4.25%
Pre-Delivery Payments Financing With Incline II B Shannon 18 Limited
Aircraft financing
Basis points			3.90%	3.90%
Financial liabilities										48,380,000
Borrowings, adjustment to interest rate basis			3.90%	3.90%
Pre-Delivery Payments Financing With Oriental Leasing 6 Company Limited
Aircraft financing
Basis points			2.00%	2.00%
Financial liabilities										7,458,000
Borrowings, adjustment to interest rate basis			2.00%	2.00%
Revolving line of credit
Aircraft financing
Basis points			2.60%	2.60%
Borrowings, adjustment to interest rate basis			2.60%	2.60%
Short-Term Working Capital Facility With Actinver
Aircraft financing
Basis points			2.50%	2.50%
Financial liabilities										7,791,000
Borrowings, adjustment to interest rate basis			2.50%	2.50%
Financial debt
Aircraft financing
Financial liabilities										274,069,000
Project interest
Aircraft financing
Financial liabilities										37,015,000
Asset backed trust notes
Aircraft financing
Number of notes issued | item	15,000,000	15,000,000
Exchange rate	1	0.1936	0.1936								0.1936									20.80						0.1936
Notes issued		$ 78,500,000								77,500,000										$ 1,500,000,000						$ 1,500,000,000
Authorized amount under the program	$ 144,200,000	$ 157,100,000								155,000,000.0										$ 3,000,000,000.0						$ 3,000,000,000.0
Maturity of notes		5 years
Basis points			1.75%	1.75%
Financial liabilities										116,659,000
Borrowings, adjustment to interest rate basis			1.75%	1.75%
Sustainability Linked Bond Principles 2020 | 2022
Aircraft financing
Carbon dioxide emissions measured as grams of CO2 emissions per revenue passenger/kilometer			21.54%
Sustainability Linked Bond Principles 2020 | 2023
Aircraft financing
Carbon dioxide emissions measured as grams of CO2 emissions per revenue passenger/kilometer			24.08%
Sustainability Linked Bond Principles 2020 | 2024
Aircraft financing
Carbon dioxide emissions measured as grams of CO2 emissions per revenue passenger/kilometer			25.53%
Sustainability Linked Bond Principles 2020 | 2030
Aircraft financing
Carbon dioxide emissions measured as grams of CO2 emissions per revenue passenger/kilometer			35.42%
Not later than one year
Aircraft financing
Financial liabilities										134,531,000
Not later than one year | Revolving Line Of Credit With Santander And Bancomext, Maturing On June 8, 2027
Aircraft financing
Financial liabilities										12,364,000
Not later than one year | Short-term working capital facility with Banco Sabadell S.A.
Aircraft financing
Financial liabilities										10,421,000
Not later than one year | Pre-Delivery Payments Financing With JSA International U.S. Holdings, LLC
Aircraft financing
Financial liabilities										25,272,000
Not later than one year | Pre-Delivery Payments Financing With Incline II B Shannon 18 Limited
Aircraft financing
Financial liabilities										25,788,000
Not later than one year | Pre-Delivery Payments Financing With Oriental Leasing 6 Company Limited
Aircraft financing
Financial liabilities										76,000
Not later than one year | Short-Term Working Capital Facility With Actinver
Aircraft financing
Financial liabilities										7,791,000
Not later than one year | Financial debt
Aircraft financing
Financial liabilities										112,289,000
Not later than one year | Project interest
Aircraft financing
Financial liabilities										22,242,000
Not later than one year | Asset backed trust notes
Aircraft financing
Financial liabilities										30,577,000
Later Than One Year And Not Later Than Two Years
Aircraft financing
Financial liabilities										107,827,000
Later Than One Year And Not Later Than Two Years | Revolving Line Of Credit With Santander And Bancomext, Maturing On June 8, 2027
Aircraft financing
Financial liabilities										18,030,000
Later Than One Year And Not Later Than Two Years | Pre-Delivery Payments Financing With JSA International U.S. Holdings, LLC
Aircraft financing
Financial liabilities										3,159,000
Later Than One Year And Not Later Than Two Years | Pre-Delivery Payments Financing With GY Aviation Lease 1714 Co. Limited
Aircraft financing
Financial liabilities										15,880,000
Later Than One Year And Not Later Than Two Years | Pre-Delivery Payments Financing With Incline II B Shannon 18 Limited
Aircraft financing
Financial liabilities										22,592,000
Later Than One Year And Not Later Than Two Years | Financial debt
Aircraft financing
Financial liabilities										98,399,000
Later Than One Year And Not Later Than Two Years | Project interest
Aircraft financing
Financial liabilities										9,428,000
Later Than One Year And Not Later Than Two Years | Asset backed trust notes
Aircraft financing
Financial liabilities										38,738,000
Between two and three years
Aircraft financing
Financial liabilities										46,173,000
Between two and three years | Revolving Line Of Credit With Santander And Bancomext, Maturing On June 8, 2027
Aircraft financing
Financial liabilities										8,655,000
Between two and three years | Pre-Delivery Payments Financing With Oriental Leasing 6 Company Limited
Aircraft financing
Financial liabilities										7,382,000
Between two and three years | Financial debt
Aircraft financing
Financial liabilities										41,861,000
Between two and three years | Project interest
Aircraft financing
Financial liabilities										4,312,000
Between two and three years | Asset backed trust notes
Aircraft financing
Financial liabilities										25,824,000
Between three and four years
Aircraft financing
Financial liabilities										22,553,000
Between three and four years | Financial debt
Aircraft financing
Financial liabilities										21,520,000
Between three and four years | Project interest
Aircraft financing
Financial liabilities										1,033,000
Between three and four years | Asset backed trust notes
Aircraft financing
Financial liabilities										21,520,000
28-day TIIE.
Aircraft financing
Basis points			2.50%	2.40%																					3.00%
Debt service coverage ratio prior computation period of debt service			6 months
Debt service coverage ratio extended prior computation period of debt service			6 months
Consecutive days for event of retention			90 days
Joint obligor as percentage of EBITDA			85.00%
Borrowings, adjustment to interest rate basis			2.50%	2.40%																					3.00%
28-day TIIE. | Minimum
Aircraft financing
Debt service coverage ratio			2.5
28-day TIIE. | Maximum
Aircraft financing
Basis points			10.00%
Borrowings, adjustment to interest rate basis			10.00%
200 Basis Point | Asset backed trust notes
Aircraft financing
Maturity of notes			5 years
Basis points			2.00%
Borrowings, adjustment to interest rate basis			2.00%
200 Basis Point | Later Than One Year And Not Later Than Two Years | Asset backed trust notes
Aircraft financing
Financial liabilities										4,300,000	$ 83,333
200 Basis Point | Between two and three years | Asset backed trust notes
Aircraft financing
Financial liabilities										25,800,000	500,000
200 Basis Point | Between three and four years | Asset backed trust notes
Aircraft financing
Financial liabilities										25,800,000	500,000
200 Basis Point | Between four and five years | Asset backed trust notes
Aircraft financing
Financial liabilities										21,500,000	416,667
175 Basis Point | Asset backed trust notes
Aircraft financing
Basis points			1.75%
Borrowings, adjustment to interest rate basis			1.75%
175 Basis Point | Later Than One Year And Not Later Than Two Years | Asset backed trust notes
Aircraft financing
Financial liabilities															$ 12,900,000	$ 250,000
175 Basis Point | Between two and three years | Asset backed trust notes
Aircraft financing
Financial liabilities										$ 25,800,000	$ 500,000
175 Basis Point | Between three and four years | Asset backed trust notes
Aircraft financing
Financial liabilities							$ 25,800,000	$ 500,000
175 Basis Point | Between four and five years | Asset backed trust notes
Aircraft financing
Financial liabilities					$ 12,900,000	$ 250,000